Schedule of Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Australian Oilseeds Investments Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Australia
Principal business activities	Investment
Australian Oilseeds Investments Pty Ltd [member] | Legal Ownership Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022	100.00%
Australian Oilseeds Investments Pty Ltd [member] | Legal Ownership Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022		100.00%
Australian Oilseeds Investments Pty Ltd [member] | Legal Ownership Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022			100.00%
Cootamundra Oilseeds Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Australia
Principal business activities	Oilseeds crushing business
Cootamundra Oilseeds Pty Ltd [Member] | Legal Ownership Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022	82.70%
Cootamundra Oilseeds Pty Ltd [Member] | Legal Ownership Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022		82.70%
Cootamundra Oilseeds Pty Ltd [Member] | Legal Ownership Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022			82.70%
Cowcumbla Investments Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Australia
Principal business activities	Investment
Cowcumbla Investments Pty Ltd [Member] | Legal Ownership Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022	82.70%
Cowcumbla Investments Pty Ltd [Member] | Legal Ownership Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022		82.70%
Cowcumbla Investments Pty Ltd [Member] | Legal Ownership Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022			82.70%
Good Earth Oils Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Australia
Principal business activities	Marketing and Distribution
Good Earth Oils Pty Ltd [member] | Legal Ownership Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022	100.00%
Good Earth Oils Pty Ltd [member] | Legal Ownership Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022		100.00%
Good Earth Oils Pty Ltd [member] | Legal Ownership Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022			50.00%
EDOC Acquisition Limited [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Cayman Islands
Principal business activities	SPAC
EDOC Acquisition Limited [Member] | Legal Ownership Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022	100.00%
EDOC Acquisition Limited [Member] | Legal Ownership Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022		100.00%
EDOC Acquisition Limited [Member] | Legal Ownership Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Legal ownership 2022			0.00%